Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST IV
CIK	dei_EntityCentralIndexKey	0001659326
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 25, 2022
Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2022
Prospectus Date	rr_ProspectusDate	Mar. 01, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
JPMorgan Macro Opportunities Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JPMOX
JPMorgan Macro Opportunities Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JPMMX
JPMorgan Macro Opportunities Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JPMIX
JPMorgan Macro Opportunities Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JPMQX